GENERAL - Indirect Subsidiaries (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Sigma
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 6,050	Rp 4,278
Telekomunikasi Indonesia International Pte. Ltd., Singapore
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 3,048	Rp 2,566
Infomedia
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 2,115	Rp 1,853
TLT
Direct/ Indirect subsidiaries
Percentage of ownership interest	55.00%	55.00%
Total assets before elimination	Rp 2,009	Rp 1,683
MD Media
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,106	Rp 684
Finnet
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%	60.00%
Total assets before elimination	Rp 907	Rp 629
TSGN
Direct/ Indirect subsidiaries
Percentage of ownership interest	49.00%
Total assets before elimination	Rp 815
Telekomunikasi Indonesia International Ltd., Hong Kong
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 710	Rp 441
MDI
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 658	Rp 331
TL
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 639	Rp 755
NSI
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 300	Rp 227
Ad Medika
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 273	Rp 204
Melon
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 231	Rp 178
Metra Plasa
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%	60.00%
Total assets before elimination	Rp 203	Rp 325
GYS
Direct/ Indirect subsidiaries
Percentage of ownership interest	51.00%	51.00%
Total assets before elimination	Rp 178	Rp 174
Nutech
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%
Total assets before elimination	Rp 60
Telkom USA
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 36	Rp 9
SMI
Direct/ Indirect subsidiaries
Percentage of ownership interest	99.99%	99.99%
Total assets before elimination	Rp 18	Rp 18
NSS
Direct/ Indirect subsidiaries
Percentage of ownership interest	99.99%	99.99%
NSR
Direct/ Indirect subsidiaries
Percentage of ownership interest	99.99%	99.99%
Metra TV
Direct/ Indirect subsidiaries
Percentage of ownership interest	99.83%	99.83%